COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Lewis and Clark Pharmaceuticals, Inc. [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The lease for our facility expires at the end of each calendar year and we have the right to renew the lease on an annual basis. Rent expense amounted to $58,064 and $56,373 for the six months ended June 30, 2017 and 2016, respectively.

Legal Matters

The Company is subject at times to legal proceedings and claims, which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Operating Leases

The lease for our facility expires at the end of each calendar year and we have the right to renew the lease on an annual basis. Rent expense amounted to $112,745 and $108,409 for the years ended December 31, 2016 and 2015, respectively.

Legal Matters

The Company is subject at times to legal proceedings and claims, which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity.